Financial instruments and risk management - Maturity analysis for non-derivative financial liabilities and derivative financial liabilities (Parenthetical) (Detail) - Increase (decrease) due to corrections of prior period errors [member]
$ in Millions
Dec. 31, 2016 USD ($)
Due within 1 year [member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Trade and other payables	$ (111)
Between 1 and 2 years [member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Trade and other payables	$ (66)